Commitments and Contingent Liabilities (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2009
Status of company's rigs under construction [Abstract]
Total estimated project costs	$ 2,218
Total costs incurred through March 31, 2012	479
Projected costs for the remainder of 2012	141
Projected costs in 2013	693
Projected costs in 2014	906
Total future costs	1,739
Outstanding letters of credit	31.2
Tax benefit recognized		25.4
RowanReliance[Member]
Status of company's rigs under construction [Abstract]
Expected or actual delivery date	Dec-14
Total estimated project costs	728
Total costs incurred through March 31, 2012	119
Projected costs for the remainder of 2012	67
Projected costs in 2013	50
Projected costs in 2014	492
Total future costs	609
RowanRenaissance[Member]
Status of company's rigs under construction [Abstract]
Expected or actual delivery date	Dec-13
Total estimated project costs	748
Total costs incurred through March 31, 2012	182
Projected costs for the remainder of 2012	53
Projected costs in 2013	497
Projected costs in 2014	16
Total future costs	566
RowanResolute[Member]
Status of company's rigs under construction [Abstract]
Expected or actual delivery date	Jun-14
Total estimated project costs	742
Total costs incurred through March 31, 2012	178
Projected costs for the remainder of 2012	21
Projected costs in 2013	146
Projected costs in 2014	398
Total future costs	$ 564